Total Invested Assets and Related Net Investment Income - Interest and Other Investment Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement [Abstract]
Cash, cash equivalents and short-term securities	$ 71	$ 164
Debt securities - fair value through profit or loss	2,485	2,395
Debt securities - available-for-sale	317	411
Mortgages and loans	2,189	2,208
Derivative investments	46	30
Policy loans	188	188
Total interest income	5,296	5,396
Equity securities - dividends on fair value through profit or loss	165	137
Equity securities - dividends on available-for-sale	4	8
Investment properties rental income	551	575
Investment properties expenses	(243)	(252)
Other income (expense)	(154)	196
Investment expenses and taxes	(212)	(205)
Net investment income (loss)	$ 5,407	$ 5,855